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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835

                          Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2006 through September 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------






--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                      VALUE
                                      FUND

                                      PIOTX
                                  Ticker Symbol


                                     Annual
                                     Report

                                     9/30/07


                                 [LOGO] Pioneer
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            8

Prices and Distributions                                     9

Performance Update                                          10

Comparing Ongoing Fund Expenses                             14

Schedule of Investments                                     16

Financial Statements                                        21

Notes to Financial Statements                               31

Report of Independent Registered Public Accounting Firm     40

Trustees, Officers and Service Providers                    41

                                                                     President's
Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending September 30, 2007, equity investors were generally rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 16%, the Dow Jones Industrial Average returned 22%, and the NASDAQ Composite Index returned 20%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 59% over the same 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending September 30, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 8% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth. A weaker U.S. dollar has put upward pressure on some prices, but it has also benefited exporters and companies competing in the global marketplace.

Although U.S. economic growth has slowed, growth in the rest of the world remains relatively strong. In Europe, robust GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in

Letter

emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly."

Looking forward, the economic outlook appears generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a systemic liquidity/credit crunch all represent sources of risk. Central banks responded to this summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in September, the Fed cut rates to limit the risk of credit market problems spreading to the broader economy. While falling risk tolerances and reducing leverage may depress asset prices in the short term, valuations look reasonable if "Wall Street" problems do not spread to the broader "Main Street" economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07
--------------------------------------------------------------------------------

In the following discussion, Aaron Clark, lead portfolio manager, reviews recent market events and describes the factors that affected Pioneer Value Fund's performance during the annual reporting period ended September 30, 2007.

Q:   How did the U.S. stock market perform during the past twelve months?

A: Although the final months of the reporting period were characterized by a substantial increase in market volatility, U.S. equities delivered a strong return during the past year. Stock prices were supported by a continued environment of steady economic growth, better-than-expected corporate earnings, and - until the last few months of the period - a surge in merger and acquisition activity. The market experienced two sharp sell-offs, one in early March and the other during the summer. Both downturns were caused by concerns that a soft housing market and rising defaults in the sub-prime mortgage segment would lead to weakness in the broader economy. However, as has been the case throughout the bull market of the past four-plus years, investors' nervousness quickly dissipated and stocks soon recovered their lost ground.

     In terms of market segments, value stocks underperformed growth stocks during the past year. While this provided a headwind to the Fund, large-cap stocks - our area of focus - outpaced both mid- and small-cap stocks.

Q: Please discuss the Fund's performance versus its benchmark and Lipper peers.

A: During the 12 months ended September 30, 2007, Class A shares of Pioneer Value Fund returned 17.49% at net asset value, outpacing the Fund's benchmark, the Russell 1000 Value Index, which returned 14.45% over the same period. The Fund also outperformed the 14.63% average return of the 503 funds in its Lipper peer group, Large-Cap Value Funds. While past performance is no guarantee of future results, we believe our strong showing during the past year helps illustrate the merit of our research-driven, value-oriented approach.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What holdings helped performance during the period?

A: Our stock picks generated the largest degree of outperformance in the health care sector, where Schering-Plough, Bristol-Myers Squibb, and Merck all performed very well behind better-than-expected earnings and improving new drug pipelines. Since those are the three largest holdings in the portfolio, their contribution to the Fund's performance was significant. Believing all three stocks remain undervalued, we continue to hold them in the portfolio.

     Technology was another area in which our stock selection was effective. The top performer was Nokia, the Finland-based handset manufacturer that we purchased in mid-2004 at a price near what proved to be its five-year low. At the time, investors were concerned about slowing handset sales and Nokia's shrinking market share, but the company subsequently rolled out newer, more attractive products, helping it increase sales and regain share. Also aiding performance was Hewlett-Packard, which has gained ground as its efforts to cut costs and improve sales in the computer, software, and service aspects of its business have resulted in rising profit margins.

     Our third-best sector was financials. The past year proved very challenging for financial stocks due to worries over the housing market and sub-prime mortgages, and so we are pleased to have added value in the sector. Our leading contributor was Invesco, the global asset management firm. Invesco hired the former CEO of Franklin Resources, who had helped that company improve performance, reduce costs, and increase profit margins during his tenure. Similar results are becoming evident at Invesco, and the market has responded positively. The second-largest contributor was Unum, a long-time Fund holding that we initially purchased on the expectation of a turnaround. Our view has been borne out, as

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07                              (continued)
--------------------------------------------------------------------------------

     the company is improving its metrics and has elected to securitize some of its underperforming assets in order to free up capital that can be put to work elsewhere. (Securitization is the process of converting assets - most commonly accounts receivables - into marketable securities such as bonds, which are in turn backed by current and future revenue from the assets.)

Q:   What positions detracted from performance during the period?

A: Our largest degree of underperformance relative to the benchmark occurred in the energy sector. The Fund was underweight in this group due to our inability to find more than a few stocks that fit our strict valuation criteria. The sector has continued to perform well, however, so our lack of ownership in stocks such as Exxon Mobil - one of the largest individual holdings in the Russell 1000 Value Index - caused the Fund to lose some ground versus its benchmark.

     Our holdings in the industrials sector lagged, due primarily to our decision to initiate a position in US Airways in late March. Although we made the purchase at a price we believed to be very attractive, the stock continued to decline due to broader investor concerns about rising energy prices and slower economic growth. We continue to like US Airways as a long-term holding. The company's market valuation is actually lower than the amount of cash on its balance sheet, which is just one indication that its shares are extremely inexpensive.

     The consumer staples sector also was a source of underperformance for the Fund. The leading detractor was Wal-Mart, which was hurt by concerns about slower consumer spending and rising energy prices. Still, we see reasons for optimism: the company continues to grow, its outlook for growth overseas remains excellent, and it continues to earn returns above its cost of capital - an essential element of value creation.

Q:   Have you made any notable changes to the portfolio?

A: Consistent with our long-term approach, we did not make any wholesale changes to the Fund during the 12-month period. The majority of our buys and sells were simply incremental changes, reflecting the fact that we are comfortable with the Fund's positioning. That said, we took advantage of market volatility to

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     add positions as the prices of certain stocks fell into our target price range. For example, in the February-March correction we purchased shares in First Marblehead, Washington Mutual, and Freddie Mac. Similarly, we used the July-August decline to add to our positions in Home Depot, Advanced Micro Devices, and Gap Stores. Market volatility can be disturbing for investors, especially those with a short-term approach, but we welcome the opportunity to purchase discounted shares in companies that we believe are attractively valued.

Q:   Do you have any closing thoughts for investors?

A: We continue to employ fundamental research to build a portfolio of 40-to-60 stocks whose prices do not fully reflect what we believe is the intrinsic value of the underlying companies. We believe our focus on purchasing shares of undervalued, higher-quality companies can sustain the Fund through both up and down markets.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                              89.8%
Temporary Cash Investment                                        4.8%
Depositary Receipts for International Stocks                     3.5%
International Common Stocks                                      1.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                      25.1%
Healthcare                                                      18.0%
Information Technology                                          12.1%
Consumer Staples                                                10.6%
Energy                                                           9.1%
Industrials                                                      7.4%
Telecommunication Services                                       7.1%
Consumer Discretionary                                           6.0%
Materials                                                        2.4%
Utilities                                                        2.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1. Schering-Plough Corp.                   6.19%
    2. Bristol-Myers Squibb Co.                5.47
    3. Merck & Co., Inc.                       5.28
    4. American International Group, Inc.      4.66
    5. Verizon Communications, Inc.            4.66
    6. Chevron Corp.                           4.54
    7. Nokia Corp. (A.D.R.)                    3.71
    8. Unum Group                              3.65
    9. Altria Group, Inc.                      3.29
   10. 3M Co.                                  2.88

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   9/30/07   9/30/06
------- --------- --------
   A    $18.28    $18.55
   B    $16.87    $17.36
   C    $16.84    $17.33
   Y    $18.42    $18.67

    Class     12/10/06   9/30/06
------------ ---------- --------
   Investor    $16.84   $18.56

 Class   1/31/07   9/30/06
------- --------- --------
   R    $16.44    $17.87

Distributions Per Share
--------------------------------------------------------------------------------


                     10/1/06 - 9/30/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A      $0.2964       $0.1626         $2.7016
    B      $0.1193       $0.1626         $2.7016
    C      $0.1327       $0.1626         $2.7016
    Y      $0.3654       $0.1626         $2.7016


                         10/1/06 - 12/10/06
                         ------------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
  Investor      $ -          $0.1626         $2.7016

                     10/1/06 - 1/31/07
                     -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   R       $ -          $0.1626         $2.7016

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2007)

                                           Net Asset    Public Offering
Period                                    Value (NAV)     Price (POP)
10 Years                                   4.53%         3.91%
5 Years                                   15.73         14.37
1 Year                                    17.49         10.75
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                            Gross          Net
                                            0.94%         0.94%

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer           Russell
               Value           Value 1000
                Fund             Index
9/97            9,425           10,000
                7,166           10,359
9/99            8,016           12,298
                9,322           13,395
9/01            8,495           12,201
                7,069           10,133
9/03            8,691           12,603
               10,172           15,188
9/05           11,576           17,723
               12,490           20,314
9/07           14,675           23,249

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

                  Average Annual Total Returns
                   (As of September 30, 2007)

                                         If          If
Period                                  Held      Redeemed
10 Years                                 3.36%       3.36%
5 Years                                 14.43       14.43
1 Year                                  16.18       12.29
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                        Gross        Net

                                        2.03%       2.03%

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
MATERIAL]

Value of $10,000 Investment

              Pioneer           Russell
               Value           Value 1000
                Fund             Index
9/97           10,000           10,000
                7,524           10,359
9/99            8,324           12,298
                9,556           13,395
9/01            8,616           12,201
                7,093           10,133
9/03            8,590           12,603
                9,961           15,188
9/05           11,221           17,723
               11,977           20,314
9/07           13,915           23,249

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns

--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2007)

                                          If          If
Period                                   Held      Redeemed
10 Years                                 3.37%       3.37%
5 Years                                 14.47       14.47
1 Year                                  16.31       16.31
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                        Gross         Net
                                        2.03%       2.03%

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
MATERIAL]

Value of $10,000 Investment

              Pioneer           Russell
               Value           Value 1000
                Fund             Index
9/97           10,000           10,000
                7,539           10,359
9/99            8,343           12,298
                9,581           13,395
9/01            8,625           12,201
                7,091           10,133
9/03            8,623           12,603
                9,972           15,188
9/05           11,229           17,723
               11,980           20,314
9/07           13,933           23,249

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2007)

                                          If          If
Period                                   Held      Redeemed
10 Years                                 4.67%       4.67%
5 Years                                 16.04       16.04
1 Year                                  17.92       17.92
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)
                                        Gross         Net
                                        0.55%       0.55%

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
MATERIAL]

Value of $10,000 Investment

              Pioneer           Russell
               Value           Value 1000
                Fund             Index
9/97           10,000           10,000
                7,603           10,359
9/99            8,505           12,298
                9,891           13,395
9/01            9,013           12,201
                7,501           10,133
9/03            9,221           12,603
               10,798           15,188
9/05           12,353           17,723
               13,380           20,314
9/07           15,779           23,249

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception (8/11/04) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on actual returns from April 1, 2007 through September 30, 2007.

Share Class                 A              B              C              Y
--------------------  ------------   ------------   ------------   ------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 4/1/07
Ending Account        $1,085.36      $1,079.04      $1,079.84      $1,087.02
Value On 9/30/07
Expenses Paid         $    4.81      $   10.53      $   10.22      $    2.83
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 2.02%, 1.96%, and 0.54% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from April 1, 2007 through September 30, 2007.

Share Class                  A              B              C              Y
--------------------   ------------   ------------   ------------   ------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 4/1/07
Ending Account        $1,020.46      $1,014.94      $1,015.24      $1,022.36
Value On 9/30/07
Expenses Paid         $    4.66      $   10.20      $    9.90      $    2.74
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 2.02%, 1.96%, and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07
--------------------------------------------------------------------------------

   Shares                                                         Value
                 COMMON STOCKS - 99.5%
                 Energy - 9.1%
                 Integrated Oil & Gas - 9.1%
1,857,025        Chevron Corp.                           $  173,780,400
1,242,308        ConocoPhillips                             109,037,373
1,165,338        USX-Marathon Group, Inc.                    66,447,573
                                                         --------------
                                                         $  349,265,346
                                                         --------------
                 Total Energy                            $  349,265,346
                                                         --------------
                 Materials - 2.4%
                 Diversified Metals & Mining - 1.2%
  443,141        Freeport-McMoRan Copper & Gold, Inc.
                 (Class B) (b)                           $   46,481,059
                                                         --------------
                 Gold - 1.2%
1,020,866        Newmont Mining Corp.                    $   45,663,336
                                                         --------------
                 Total Materials                         $   92,144,395
                                                         --------------
                 Capital Goods - 5.0%
                 Industrial Conglomerates - 5.0%
1,179,960        3M Co.                                  $  110,420,657
2,015,510        General Electric Co.                        83,442,114
                                                         --------------
                                                         $  193,862,771
                                                         --------------
                 Total Capital Goods                     $  193,862,771
                                                         --------------
                 Transportation - 2.3%
                 Airlines - 1.4%
2,075,080        US Airways*                             $   54,470,850
                                                         --------------
                 Railroads - 0.9%
  686,703        Norfolk Southern Corp.                  $   35,646,753
                                                         --------------
                 Total Transportation                    $   90,117,603
                                                         --------------
                 Retailing - 6.0%
                 Apparel Retail - 1.9%
3,834,743        Gap, Inc.                               $   70,712,661
                                                         --------------
                 Home Improvement Retail - 2.6%
3,106,140        Home Depot, Inc. (b)                    $  100,763,182
                                                         --------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
                 Internet Retail - 1.5%
1,838,659        Expedia, Inc.*(b)                          $   58,616,449
                                                            --------------
                 Total Retailing                            $  230,092,292
                                                            --------------
                 Food & Drug Retailing - 3.5%
                 Food Retail - 1.6%
2,088,070        Kroger Co.                                 $   59,551,756
                                                            --------------
                 Hypermarkets & Supercenters - 1.9%
1,714,454        Wal-Mart Stores, Inc.                      $   74,835,917
                                                            --------------
                 Total Food & Drug Retailing                $  134,387,673
                                                            --------------
                 Food, Beverage & Tobacco - 4.9%
                 Packaged Foods & Meats - 1.6%
1,060,138        General Mills, Inc.                        $   61,498,605
                                                            --------------
                 Tobacco - 3.3%
1,814,736        Altria Group, Inc.                         $  126,178,594
                                                            --------------
                 Total Food, Beverage & Tobacco             $  187,677,199
                                                            --------------
                 Household & Personal Products - 2.1%
                 Household Products - 2.1%
1,175,360        Kimberly-Clark Corp.                       $   82,580,794
                                                            --------------
                 Total Household & Personal Products        $   82,580,794
                                                            --------------
                 Health Care Equipment & Services - 1.1%
                 Health Care Equipment - 1.1%
2,970,537        Boston Scientific Corp.*                   $   41,438,991
                                                            --------------
                 Total Health Care Equipment & Services     $   41,438,991
                                                            --------------
                 Pharmaceuticals & Biotechnology - 16.9%
                 Pharmaceuticals - 16.9%
7,273,204        Bristol-Myers Squibb Co.                   $  209,613,739
3,912,805        Merck & Co., Inc.                             202,252,890
7,496,214        Schering-Plough Corp.                         237,105,249
                                                            --------------
                                                            $  648,971,878
                                                            --------------
                 Total Pharmaceuticals & Biotechnology      $  648,971,878
                                                            --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07                                      (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
                 Banks - 5.0%
                 Thrifts & Mortgage Finance - 5.0%
1,469,552        Freddie Mac                            $   86,718,264
3,029,739        Washington Mutual, Inc.                   106,980,084
                                                        --------------
                                                        $  193,698,348
                                                        --------------
                 Total Banks                            $  193,698,348
                                                        --------------
                 Diversified Financials - 11.5%
                 Asset Management & Custody Banks - 2.0%
5,713,932        Invesco Plc                            $   77,305,788
                                                        --------------
                 Consumer Finance - 2.7%
2,824,764        The First Marblehead Corp.             $  107,143,299
                                                        --------------
                 Investment Banking & Brokerage - 1.9%
1,047,712        Merrill Lynch & Co., Inc.              $   74,680,911
                                                        --------------
                 Diversified Financial Services - 4.9%
1,721,159        Bank of America Corp.                  $   86,522,663
2,203,096        Citigroup, Inc.                           102,818,490
                                                        --------------
                                                        $  189,341,153
                                                        --------------
                 Total Diversified Financials           $  448,471,151
                                                        --------------
                 Insurance - 8.3%
                 Life & Health Insurance - 3.6%
5,712,203        Unum Group                             $  139,777,607
                                                        --------------
                 Multi-Line Insurance - 4.7%
2,641,086        American International Group, Inc.     $  178,669,468
                                                        --------------
                 Total Insurance                        $  318,447,075
                                                        --------------
                 Technology Hardware & Equipment - 10.8%
                 Communications Equipment - 4.6%
1,867,626        Motorola, Inc.                         $   34,607,110
3,748,107        Nokia Corp. (A.D.R.)                      142,165,699
                                                        --------------
                                                        $  176,772,809
                                                        --------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
                 Computer Hardware - 6.2%
2,716,869        Dell, Inc.*                               $   74,985,584
1,811,215        Hewlett-Packard Co.                           90,180,395
  624,685        IBM Corp. (b)                                 73,587,893
                                                           --------------
                                                           $  238,753,872
                                                           --------------
                 Total Technology Hardware & Equipment     $  415,526,681
                                                           --------------
                 Semiconductors - 1.3%
                 Semiconductors - 1.3%
3,658,371        Advanced Micro Devices, Inc.*(b)          $   48,290,497
                                                           --------------
                 Total Semiconductors                      $   48,290,497
                                                           --------------
                 Telecommunication Services - 7.1%
                 Integrated Telecommunication Services - 7.1%
2,230,290        AT&T Corp.                                $   94,363,570
4,033,880        Verizon Communications, Inc.                 178,620,207
                                                           --------------
                                                           $  272,983,777
                                                           --------------
                 Total Telecommunication Services          $  272,983,777
                                                           --------------
                 Utilities - 2.2%
                 Electric Utilities - 2.2%
1,499,243        Edison International (b)                  $   83,133,024
                                                           --------------
                 Total Utilities                           $   83,133,024
                                                           --------------
                 TOTAL COMMON STOCKS
                 (Cost $3,132,210,573)                     $3,831,089,495
                                                           --------------


Principal
   Amount
                  TEMPORARY CASH INVESTMENTS - 5.0%
                  Repurchase Agreement - 1.1%
$ 40,800,000      UBS Warburg, Inc., 3.85%, dated 9/28/07,
                  repurchase price of $40,800,000 plus
                  accrued interest on 10/1/07 collateralized by
                  $41,565,000 U.S. Treasury Note, 3.625%,
                  6/15/10                                          $   40,800,000
                                                                   --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07                                      (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
               Time Deposits - 3.9%
68,003,251     Dresdner Bank AG, 5.22%, 10/1/07           $   68,003,251
71,696,719     Royal Bank of Canada, 5.125%, 10/1/07          71,696,719
10,742,438     Bank of Montreal, 4.75%, 10/1/07               10,742,438
                                                          --------------
                                                          $  150,442,408
                                                          --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $191,242,408)                        $  191,242,408
                                                          --------------
               TOTAL INVESTMENT IN SECURITIES - 104.5%
               (Cost $3,323,452,981) (a)                  $4,022,331,903
                                                          --------------
               OTHER ASSETS AND LIABILITIES - (4.5)%      $ (171,893,643)
                                                          --------------
               TOTAL NET ASSETS - 100.0%                  $3,850,438,260
                                                          ==============

(A.D.R.) American Depositary Receipt

*   Non-income producing security.

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $3,333,610,452 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $779,346,991
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (90,625,540)
                                                                                ------------
       Net unrealized gain                                                      $688,721,451
                                                                                ============

(b)   At September 30, 2007, the following securities were out on loan:

   Shares     Description                                               Value
3,015,744     Advanced Micro Devices, Inc.*                      $ 39,807,821
  202,509     Edison International                                 11,229,124
  100,000     Expedia, Inc.*                                        3,188,000
    2,500     Freeport-McMoRan Copper & Gold, Inc. (Class B)          262,225
2,135,021     Home Depot, Inc.                                     69,260,081
  188,357     IBM Corp.                                            22,188,455
                                                                 ------------
              Total                                              $145,935,706
                                                                 ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2007 aggregated $1,391,549,399 and $2,299,521,193, respectively.


20   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $145,935,706) (cost $3,323,452,981)                        $4,022,331,903
  Receivables -
    Fund shares sold                                                  516,690
    Dividends, interest and foreign taxes withheld                  5,962,409
  Other                                                                98,033
                                                               --------------
     Total assets                                              $4,028,909,035
                                                               --------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $    5,632,874
    Fund shares repurchased                                        19,615,211
    Upon return of securities loaned                              150,442,408
  Due to bank                                                       1,908,089
  Due to affiliates                                                   628,552
  Accrued expenses                                                    243,641
                                                               --------------
     Total liabilities                                         $  178,470,775
                                                               --------------
NET ASSETS:
  Paid-in capital                                              $2,863,069,238
  Undistributed net investment income                              21,888,750
  Accumulated net realized gain on investments and foreign
    currency transactions                                         266,586,356
  Net unrealized gain on investments                              698,878,922
  Net unrealized gain on foreign currency transactions
    and other assets and liabilities denominated in
    foreign currencies                                                 14,994
                                                               --------------
     Total net assets                                          $3,850,438,260
                                                               ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,569,146,176/195,300,600 shares)         $        18.28
                                                               ==============
  Class B (based on $30,378,436/1,801,087 shares)              $        16.87
                                                               ==============
  Class C (based on $12,605,747/748,782 shares)                $        16.84
                                                               ==============
  Class Y (based on $238,307,901/12,940,967 shares)            $        18.42
                                                               ==============
MAXIMUM OFFERING PRICE:
  Class A ($18.28 [divided by] 94.25%)                         $        19.40
                                                               ==============


The accompanying notes are an integral part of these financial statements.   21

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $494,345)        $104,295,882
  Interest                                                        4,915,052
  Income from securities loaned, net                                427,923
                                                               ------------
     Total investment income                                                   $109,638,857
                                                                               ------------
EXPENSES:
  Management fees
   Basic Fee                                                     25,509,818
   Performance Adjustment                                        (4,088,302)
  Transfer agent fees and expenses
   Class A                                                        5,443,952
   Class B                                                          173,069
   Class C                                                           41,349
   Investor Class                                                    49,463
   Class R                                                              551
   Class Y                                                           10,060
  Distribution fees
   Class A                                                        9,429,026
   Class B                                                          340,083
   Class C                                                           94,715
   Class R                                                              167
  Administrative reimbursements                                     917,300
  Custodian fees                                                    138,809
  Registration fees                                                  57,488
  Professional fees                                                 182,415
  Printing expense                                                   65,688
  Fees and expenses of nonaffiliated trustees                        87,168
  Miscellaneous                                                      85,480
                                                               ------------
     Total expenses                                                            $ 38,538,299
     Less fees paid indirectly                                                     (275,272)
                                                                               ------------
     Net expenses                                                              $ 38,263,027
                                                                               ------------
      Net investment income                                                    $ 71,375,830
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
REDEMPTIONS IN KIND, OPTIONS AND FOREIGN CURRENCY
TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                 $396,082,919
   Redemptions in kind                                           62,044,798
   Written options closed/expired                                 2,013,829
   Other assets and liabilities denominated in
     foreign currencies                                            (552,388)   $459,589,158
                                                               ------------    ------------
  Change in net unrealized gain on:
   Investments                                                 $169,416,647
   Other assets and liabilities denominated in
     foreign currencies                                              21,052    $169,437,699
                                                               ------------    ------------
  Net gain on investments, redemptions in kind, options and
   foreign currency transactions                                               $629,026,857
                                                                               ------------
  Net increase in net assets resulting from operations                         $700,402,687
                                                                               ============

22   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/07 and 9/30/06

                                                           Year Ended         Year Ended
                                                            9/30/07            9/30/06
FROM OPERATIONS:
Net investment income                                  $     71,375,830    $   64,607,857
Net realized gain on investments, redemptions in
  kind, options and foreign currency transactions           459,589,158       545,722,632
Change in net unrealized gain (loss) on investment
  foreign currency transactions                             169,437,699      (274,712,015)
                                                       ----------------    --------------
    Net increase in net assets resulting
     from operations                                   $    700,402,687    $  335,618,474
                                                       ----------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.30 and $0.25 per share, respectively)    $    (65,887,777)   $  (53,968,147)
  Class B ($0.12 and $0.02 per share, respectively)            (255,486)          (46,714)
  Class C ($0.13 and $0.03 per share, respectively)             (77,440)          (15,416)
  Investor Class ($0.00 and $0.29 per share,
    respectively)                                                     -        (1,986,739)
  Class Y ($0.37 and $0.24 per share, respectively)          (6,699,766)       (4,420,701)
Net realized gain:
  Class A ($2.86 and $0.12 per share, respectively)        (575,019,963)      (26,160,347)
  Class B ($2.86 and $0.12 per share, respectively)          (5,835,262)         (340,908)
  Class C ($2.86 and $0.12 per share, respectively)          (1,444,227)          (64,584)
  Investor Class ($2.86 and $0.12 per share,
    respectively)                                           (18,158,124)         (818,170)
  Class R ($2.86 and $0.12 per share, respectively)             (17,330)             (842)
  Class Y ($2.86 and $0.12 per share, respectively)         (50,100,370)       (2,061,923)
                                                       ----------------    --------------
     Total distributions to shareowners                $   (723,495,745)   $  (89,884,491)
                                                       ----------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $    215,579,676    $  256,051,331
Reinvestment of distributions                               652,094,865        78,542,681
Cost of shares repurchased                               (1,009,087,609)     (722,484,976)
Redemptions in kind                                        (337,791,016)                -
                                                       ----------------    --------------
    Net decrease in net assets resulting from
     Fund share transactions                           $   (479,204,084)   $ (387,890,964)
                                                       ----------------    --------------
    Net decrease in net assets                         $   (502,297,142)   $ (142,156,981)
NET ASSETS:
Beginning of year                                      $  4,352,735,402    $4,494,892,383
                                                       ----------------    --------------
End of year                                            $  3,850,438,260    $4,352,735,402
                                                       ================    ==============
Undistributed net investment income                    $     21,888,750    $   23,985,777
                                                       ================    ==============


The accompanying notes are an integral part of these financial statements.   23

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '07 Shares        '07 Amount       '06 Shares        '06 Amount
CLASS A
Shares sold                          8,108,936    $  141,919,949        7,176,182    $  128,419,017
Reinvestment of distributions       35,934,857       600,068,674        4,175,332        73,338,120
Conversion of Investor Class
  Shares to Class A Shares           7,261,950       122,145,998                -                 -
Less shares repurchased            (45,254,581)     (805,326,623)     (31,366,142)     (562,855,428)
Redemptions in kind                (18,498,960)     (337,791,016)               -                 -
                                   -----------    --------------      -----------    --------------
    Net decrease                   (12,447,798)   $ (278,983,018)     (20,014,628)   $ (361,098,291)
                                   ===========    ==============      ===========    ==============
CLASS B
Shares sold                            174,034    $    2,871,887          247,037    $    4,146,733
Reinvestment of distributions          361,010         5,547,350           21,488           352,191
Less shares repurchased               (872,578)      (14,236,202)      (1,249,104)      (20,901,280)
                                   -----------    --------------      -----------    --------------
    Net decrease                      (337,534)   $   (5,816,965)        (980,579)   $  (16,402,356)
                                   ===========    ==============      ===========    ==============
CLASS C
Shares sold                            348,047    $    5,613,238          105,209    $    1,757,404
Reinvestment of distributions           88,811         1,362,885            4,360            71,345
Less shares repurchased               (191,383)       (3,124,518)        (150,906)       (2,543,440)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)            245,475    $    3,851,605          (41,337)   $     (714,691)
                                   ===========    ==============      ===========    ==============
INVESTOR CLASS
Shares sold                                 23    $          384            1,559    $       28,334
Reinvestment of distributions        1,000,967        16,646,079          144,180         2,534,381
Conversion of Investor Class
  Shares to Class A Shares          (7,254,000)     (122,145,998)               -                 -
Less shares repurchased               (217,458)       (3,941,403)        (826,285)      (14,816,419)
                                   -----------    --------------      -----------    --------------
    Net decrease                    (6,470,468)   $ (109,440,938)        (680,546)   $  (12,253,704)
                                   ===========    ==============      ===========    ==============
CLASS R
Shares sold                                661    $       11,290            7,257    $      123,655
Reinvestment of distributions            1,093            17,328               49               838
Less shares repurchased                 (7,588)         (123,431)          (3,463)          (61,396)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)             (5,834)   $      (94,813)           3,843    $       63,097
                                   ===========    ==============      ===========    ==============
CLASS Y
Shares sold                          3,748,773    $   65,162,928        6,888,080    $  121,576,188
Reinvestment of distributions        1,692,101        28,452,549          127,515         2,245,806
Less shares repurchased            (10,387,401)     (182,335,432)      (6,821,009)     (121,307,013)
                                   -----------    --------------      -----------    --------------
    Net increase (decrease)         (4,946,527)   $  (88,719,955)         194,586    $    2,514,981
                                   ===========    ==============      ===========    ==============


24  The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                                   9/30/07       9/30/06       9/30/05       9/30/04       9/30/03
CLASS A
Net asset value, beginning of period                             $    18.55    $    17.55    $    18.83    $    16.25    $    15.29
                                                                 ----------    ----------    ----------    ----------    ----------
Increase from investment operations:
 Net investment income                                           $     0.29    $     0.28    $     0.14    $     0.14    $     0.11
 Net realized and unrealized gain on investments and foreign
  currency transactions                                                2.60          1.09          2.26          2.62          3.20
                                                                 ----------    ----------    ----------    ----------    ----------
  Net increase from investment operations                        $     2.89    $     1.37    $     2.40    $     2.76    $     3.31
Distributions to shareowners:
 Net investment income                                                (0.30)        (0.25)        (0.12)        (0.14)        (0.24)
 Net realized gain                                                    (2.86)        (0.12)        (3.56)        (0.04)        (2.11)
                                                                 ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value                       $    (0.27)   $     1.00    $    (1.28)   $     2.58    $     0.96
                                                                 ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                                   $    18.28    $    18.55    $    17.55    $    18.83    $    16.25
                                                                 ==========    ==========    ==========    ==========    ==========
Total return*                                                         17.49%         7.89%        13.81%        17.04%        22.94%
Ratio of net expenses to average net assets+                           0.92%         0.94%         0.98%         1.02%         1.19%
Ratio of net investment income to average net assets+                  1.65%         1.44%         0.85%         0.72%         0.85%
Portfolio turnover rate                                                  34%           86%           53%           40%           40%
Net assets, end of period (in thousands)                         $3,569,146    $3,852,832    $3,997,849    $3,745,950    $3,424,962
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                          0.92%         0.94%         0.97%         1.02%         1.19%
 Net investment income                                                 1.65%         1.44%         0.86%         0.72%         0.85%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                 9/30/07      9/30/06      9/30/05      9/30/04      9/30/03
CLASS B
Net asset value, beginning of period                             $ 17.36     $ 16.40      $ 17.87      $ 15.45      $ 14.71
                                                                 -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.10     $  0.10      $ (0.04)     $ (0.04)     $ (0.13)
 Net realized and unrealized gain on investments and foreign
  currency transactions                                             2.39        1.00         2.13         2.50         3.08
                                                                 -------     -------      -------      -------      -------
  Net increase (decrease) from investment operations             $  2.49     $  1.10      $  2.09      $  2.46      $  2.95
Distributions to shareowners:
 Net investment income                                             (0.12)      (0.02)           -            -        (0.10)
 Net realized gain                                                 (2.86)      (0.12)       (3.56)       (0.04)       (2.11)
                                                                 -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                       $ (0.49)    $  0.96      $ (1.47)     $  2.42      $  0.74
                                                                 -------     -------      -------      -------      -------
Net asset value, end of period                                   $ 16.87     $ 17.36      $ 16.40      $ 17.87      $ 15.45
                                                                 =======     =======      =======      =======      =======
Total return*                                                      16.18%       6.74%       12.66%       15.95%       21.11%
Ratio of net expenses to average net assets+                        2.05%       2.03%        2.03%        1.89%        2.69%
Ratio of net investment income (loss) to average net assets+        0.53%       0.32%       (0.21)%      (0.15)%      (0.66)%
Portfolio turnover rate                                               34%         86%          53%          40%          40%
Net assets, end of period (in thousands)                         $30,378     $37,116      $51,164      $32,440      $21,666
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                       2.02%       2.03%        2.02%        1.89%        2.68%
 Net investment income (loss)                                       0.56%       0.32%       (0.20)%      (0.15)%      (0.65)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.


26    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                 9/30/07      9/30/06      9/30/05      9/30/04      9/30/03
CLASS C
Net asset value, beginning of period                             $ 17.33     $ 16.39      $ 17.87      $ 15.49      $ 14.69
                                                                 -------     -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.07     $  0.07      $ (0.04)     $ (0.09)     $ (0.12)
 Net realized and unrealized gain on investments and foreign
  currency transactions                                             2.43        1.02         2.12         2.51         3.13
                                                                 -------     -------      -------      -------      -------
  Net increase (decrease) from investment operations             $  2.50     $  1.09      $  2.08      $  2.42      $  3.01
Distributions to shareowners:
 Net investment income                                             (0.13)      (0.03)           -            -        (0.10)
 Net realized gain                                                 (2.86)      (0.12)       (3.56)       (0.04)       (2.11)
                                                                 -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                       $ (0.49)    $  0.94      $ (1.48)     $  2.38      $  0.80
                                                                 -------     -------      -------      -------      -------
Net asset value, end of period                                   $ 16.84     $ 17.33      $ 16.39      $ 17.87      $ 15.49
                                                                 =======     =======      =======      =======      =======
Total return*                                                      16.31%       6.68%       12.60%       15.66%       21.61%
Ratio of net expenses to average net assets+                        1.98%       2.03%        2.08%        2.21%        2.48%
Ratio of net investment income (loss) to average net assets+        0.58%       0.34%       (0.25)%      (0.47)%      (0.44)%
Portfolio turnover rate                                               34%         86%          53%          40%          40%
Net assets, end of period (in thousands)                         $12,606     $ 8,723      $ 8,926      $ 9,168      $ 6,349
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                       1.96%       2.03%        2.07%        2.20%        2.47%
 Net investment income (loss)                                       0.60%       0.34%       (0.24)%      (0.46)%      (0.43)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    27

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              For the Period
                                               from 10/1/06                   12/10/04 (a)
                                                    to          Year Ended         to
                                               12/10/06 (c)       9/30/06        9/30/05
INVESTOR CLASS
Net asset value, beginning of period             $18.56          $  17.57      $  17.30
                                                 ------          --------       --------
Increase from investment operations:
  Net investment income                          $ 0.07          $   0.31      $   0.15
  Net realized and unrealized gain
   on investments and foreign
   currency transactions                           1.07              1.09          1.15
                                                 ------          --------       --------
   Net increase from investment
     operations                                  $ 1.14          $   1.40      $   1.30
Distributions to shareowners:
  Net investment income                               -             (0.29)        (0.07)
  Net realized gain                               (2.86)            (0.12)        (0.96)
                                                 ------          --------       --------
Net increase (decrease) in net asset value       $(1.72)         $   0.99      $   0.27
                                                 ------          --------       --------
Net asset value, end of period                   $16.84          $  18.56      $  17.57
                                                 ======          ========      ========
Total return*                                      6.36%             8.11%         7.54%(b)
Ratio of net expenses to average
  net assets+                                      0.75%**           0.72%         0.75%**
Ratio of net investment income to average
  net assets+                                      1.96%**           1.66%         1.03%**
Portfolio turnover rate                              34%(b)            86%           53%(b)
Net assets, end of period (in thousands)         $    -          $120,077      $125,647
Ratios assuming reduction for fees
  paid indirectly:
  Net expenses                                     0.70%**           0.72%         0.74%**
  Net investment income                            2.01%**           1.66%         1.04%**

(a) Investor Class shares were issued in reorganization on December 10, 2004.
(b) Not annualized.
(c) Investor Class shares were converted to Class A shares on December 10,
    2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.


28  The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              For the Period
                                                               from 10/1/06    Year Ended   Year Ended   Year Ended    4/1/03 (a)
                                                              to 1/31/07 (c)     9/30/06      3/30/05      3/30/04     to 9/30/03
CLASS R
Net asset value, beginning of period                            $ 17.87         $ 17.10      $ 18.64      $ 16.24       $ 13.91
                                                                -------         -------      -------      -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $ (0.46)        $ (0.29)     $ (0.18)     $ (0.12)      $  0.05
 Net realized and unrealized gain on investments and foreign
  currency transactions                                            1.89            1.18         2.20         2.65          2.34
                                                                -------         -------      -------      -------       -------
  Net increase from investment operations                       $  1.43         $  0.89      $  2.02      $  2.53       $  2.39
Distributions to shareowners:
 Net investment income                                                -               -            -        (0.09)        (0.06)
 Net realized gain                                                (2.86)          (0.12)       (3.56)       (0.04)            -
                                                                -------         -------      -------      -------       -------
Net increase (decrease) in net asset value                      $ (1.43)        $  0.77      $ (1.54)     $  2.40       $  2.33
                                                                -------         -------      -------      -------       -------
Net asset value, end of period                                  $ 16.44         $ 17.87      $ 17.10      $ 18.64       $ 16.24
                                                                =======         =======      =======      =======       =======
Total return*                                                      8.62%           5.22%       11.65%       15.64%        17.19%(b)
Ratio of net expenses to average net assets+                       2.69%**         3.08%        3.05%        2.79%         1.42%**
Ratio of net investment income (loss) to average net assets+      (0.14)%**       (0.66)%      (1.17)%      (1.02)%        0.71%**
Portfolio turnover rate                                              34%(b)          86%          53%          40%           40%(b)
Net assets, end of period (in thousands)                        $     -         $   104      $    34      $    10       $     1
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                      2.61%**         3.08%        3.03%        2.77%         1.42%**
 Net investment income (loss)                                     (0.06)%**       (0.66)%      (1.15)%      (1.00)%        0.71%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not annualized.
(c) Class R shares ceased operations on January 31, 2007.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.   29

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended     Year Ended     Year Ended      8/11/04 (a)
                                                                   9/30/07        9/30/06        9/30/05        to 9/30/04
CLASS Y
Net asset value, beginning of period                              $  18.67       $  17.59       $  18.84        $ 18.16
                                                                  --------       --------       --------        -------
Increase from investment operations:
 Net investment income                                            $   0.39       $   0.33       $   0.12        $  0.02
 Net realized and unrealized gain on investments and foreign
  currency transactions                                               2.59           1.11           2.37           0.66
                                                                  --------       --------       --------        -------
  Net increase from investment operations                         $   2.98       $   1.44       $   2.49        $  0.68
Distributions to shareowners:
 Net investment income                                               (0.37)         (0.24)         (0.18)             -
 Net realized gain                                                   (2.86)         (0.12)         (3.56)             -
                                                                  --------       --------       --------        -------
Net increase (decrease) in net asset value                        $  (0.25)      $   1.08       $  (1.25)       $  0.68
                                                                  --------       --------       --------        -------
Net asset value, end of period                                    $  18.42       $  18.67       $  17.59        $ 18.84
                                                                  ========       ========       ========        =======
Total return*                                                        17.92%          8.31%         14.40%          3.74%(b)
Ratio of net expenses to average net assets+                          0.54%          0.55%          0.59%          0.61%**
Ratio of net investment income to average net assets+                 2.04%          1.84%          1.50%          1.37%**
Portfolio turnover rate                                                 34%            86%            53%            40%(b)
Net assets, end of period (in thousands)                          $238,308       $333,884       $311,272        $ 1,872
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                         0.54%          0.55%          0.59%          0.61%**
 Net investment income                                                2.04%          1.84%          1.51%          1.37%**

(a) Class Y Shares were first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
(b) Not annualized.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.


30  The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Fund currently offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. As planned, Investor Class shares converted to Class A shares on December 10, 2006. Class R shares were first publicly offered on April 1, 2003 and ceased operations on January 31, 2007. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                                (continued)
--------------------------------------------------------------------------------

A. Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At September 30, 2007, the Fund reclassified $61,215,115 to increase paid in capital, $552,388 to decrease undistributed net investment income and $60,662,727 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006, respectively, were as follows:


                                 2007             2006
                             ------------      -----------
Distributions paid from:
Ordinary income              $109,853,484      $61,272,548
Long-term capital gain        613,642,261       28,611,943
                             ------------      -----------
  Total                      $723,495,745      $89,884,491
                             ============      ===========

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                                (continued)
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2007.

                                     2007
                                 ------------
Undistributed ordinary income    $ 93,166,332
Undistributed long-term gain      205,466,245
Unrealized appreciation           688,736,445
                                 ------------
  Total                          $987,369,022
                                 ============

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D. Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of September 30, 2007 the Fund had no outstanding settlement or portfolio hedges.


E. Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $256,297 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2007.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
F. Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G. Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H. Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                                (continued)
--------------------------------------------------------------------------------

     may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in various Time Deposits, which are sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

I. Option Writing

     When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Transactions in written options for the year ended September 30, 2007 are summarized as follows:

                                              Number of        Premiums
                                              Contracts        Received
                                             -----------   ---------------
Options outstanding at beginning of year           -       $        -
Options opened                                65,837        9,722,772
Options exercised                            (25,087)      (5,601,481)
Options closed                               (31,400)      (3,438,613)
Options expired                               (9,350)        (682,678)
                                             -------       ----------
Options outstanding at end of
year                                               -       $        -
                                             =======       ==========

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.55% on the excess over $10 billion. The basic fee is subject to a performance adjustment (limited to a maximum of -0.10% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell 1000[RegTM] Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of up to 0.10% (a "ceiling") applied to average assets during the current month. For the year ended September 30, 2007, the aggregate performance adjustment resulted in a decrease to the basic fee of $4,088,302. For the year ended September 30, 2007, the net management fee was equivalent to 0.50% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2007, $160,283 was payable to PIM related to management fees, administration costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $394,062 in transfer agent fees payable to PIMSS at September 30, 2007.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07                                (continued)
--------------------------------------------------------------------------------

personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $74,207 in distribution fees payable to PFD at September 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2007, CDSCs in the amount of $57,966 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended September 30, 2007, expenses were reduced by $15,000 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2007, the Fund's expenses were reduced by $260,272 under such arrangements.

6. Line of Credit

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2%, on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

year ended September 30, 2007, the Fund had no borrowings under this agreement.

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended September 30, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 92.22%.

Pioneer Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Value Fund:

We have audited the statement of assets and liabilities of Pioneer Value Fund (the "Fund"), including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Value Fund at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /S/ Ernst + Young LLP

Boston, Massachusetts
November 16, 2007

Pioneer Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock) serves as a trustee of each of the 81 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 80 of the 81 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Position Held     Length of Service        Principal Occupation During Past          Other Directorships
Name and Age               With the Fund     and Term of Office       Five Years                                Held by this Trustee
John F. Cogan, Jr. (81)*   Chairman of the   Trustee since 1982.      Deputy Chairman and a Director of         None
                           Board, Trustee    Serves until a succes-   Pioneer Global Asset Management S.p.A.
                           and President     sor trustee is elected   ("PGAM"); Non-Executive Chairman and a
                                             or earlier retirement    Director of Pioneer Investment
                                             or removal.              Management USA Inc. ("PIM-USA");
                                                                      Chairman and a Director of Pioneer;
                                                                      Chairman and Director of Pioneer
                                                                      Institutional Asset Management, Inc.
                                                                      (since 2006); Director of Pioneer
                                                                      Alternative Investment Management
                                                                      Limited (Dublin); President and a
                                                                      Director of Pioneer Alternative
                                                                      Investment Management (Bermuda) Limited
                                                                      and affiliated funds; Director of
                                                                      PIOGLOBAL Real Estate Investment Fund
                                                                      (Russia) (until June 2006); Director of
                                                                      Nano-C, Inc. (since 2003); Director of
                                                                      Cole Management Inc. (since 2004);
                                                                      Director of Fiduciary Counseling, Inc.;
                                                                      President and Director of Pioneer Funds
                                                                      Distributor, Inc. ("PFD") (until May
                                                                      2006); President of all of the Pioneer
                                                                      Funds; and Of Counsel, Wilmer Cutler
                                                                      Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        Position Held   Length of Service         Principal Occupation During Past      Other Directorships Held
Name, Age and Address   With the Fund   and Term of Office        Five Years                            by this Trustee
David R. Bock (63)      Trustee         Trustee since 2005.       Executive Vice President and Chief    Director of The Enterprise
3050 K. Street NW,                      Serves until a succes-    Financial Officer, I-trax, Inc.       Social Investment
Washington, DC 20007                    sor trustee is elected    (publicly traded health care          Company (privately-held
                                        or earlier retirement     services company) (2004 - present);   affordable housing
                                        or removal.               Partner, Federal City Capital         finance company); and
                                                                  Advisors (boutique merchant bank)     Director of New York
                                                                  (1997 to 2004); and Executive Vice    Mortgage Trust (publicly
                                                                  President and Chief Financial         traded mortgage REIT)
                                                                  Officer, Pedestal Inc.
                                                                  (internet-based mortgage trading
                                                                  company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)       Trustee         Trustee since 1997.       President, Bush International, LLC    Director of Brady Corpora-
3509 Woodbine Street,                   Serves until a succes-    (international financial advisory     tion (industrial identifica-
Chevy Chase, MD 20815                   sor trustee is elected    firm)                                 tion and specialty coated
                                        or earlier retirement                                           material products
                                        or removal.                                                     manufacturer); Director of
                                                                                                        Briggs & Stratton Co.
                                                                                                        (engine manufacturer);
                                                                                                        Director of UAL Corpora-
                                                                                                        tion (airline holding
                                                                                                        company) Director of
                                                                                                        Mantech International
                                                                                                        Corporation (national
                                                                                                        security, defense, and
                                                                                                        intelligence technology
                                                                                                        firm): and Member, Board
                                                                                                        of Governors, Investment
                                                                                                        Company Institute
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Position Held   Length of Service        Principal Occupation During Past     Other Directorships
Name, Age and Address          With the Fund   and Term of Office       Five Years                           Held by this Trustee
Margaret B.W. Graham (60)      Trustee         Trustee since 1990.      Founding Director, Vice-President    None
1001 Sherbrooke Street West,                   Serves until a succes-   and Corporate Secretary, The
Montreal, Quebec, Canada                       sor trustee is elected   Winthrop Group, Inc. (consulting
H3A 1G5                                        or earlier retirement    firm); and Desautels Faculty of
                                               or removal.              Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)           Trustee         Trustee since 2006.      Private investor (2004 - present);   Director of Quadriserv
89 Robbins Avenue,                             Serves until a succes-   and Senior Executive Vice            Inc. (technology
Berkeley Heights, NJ 07922                     sor trustee is elected   President, The Bank of New York      products for securities
                                               or earlier retirement    (financial and securities services)  lending industry)
                                               or removal.              (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)       Trustee         Trustee since 1982.      President and Chief Executive        Director of New America
200 State Street, 12th Floor,                  Serves until a succes-   Officer, Newbury, Piret & Company,   High Income Fund, Inc.
Boston, MA 02109                               sor trustee is elected   Inc. (investment banking firm)       (closed-end investment
                                               or earlier retirement                                         company)
                                               or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)             Trustee         Trustee since 1985.      President, John Winthrop & Co.,      None
One North Adgers Wharf,                        Serves until a succes-   Inc. (private investment firm)
Charleston, SC 29401                           sor trustee is elected
                                               or earlier retirement
                                               or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held       Length of Service       Principal Occupation During Past      Other Directorships
Name and Age                 With the Fund       and Term of Office      Five Years                            Held by this Officer
Daniel K. Kingsbury (49)*    Executive Vice      Since March 2007.       Director, CEO and President of        None
                             President           Serves until a succes-  Pioneer Investment Management USA
                                                 sor trustee is elected  Inc.; Pioneer Investment
                                                 or earlier retirement   Management, Inc. and Pioneer
                                                 or removal.             Institutional Asset Management,
                                                                         Inc. (since March 2007); Executive
                                                                         Vice President of all of the
                                                                         Pioneer Funds (since March 2007);
                                                                         Director of Pioneer Global Asset
                                                                         Management S.p.A. (since March
                                                                         2007); Head of New Markets
                                                                         Division, Pioneer Global Asset
                                                                         Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)     Secretary           Since 2003. Serves      Secretary of PIM-USA; Senior Vice     None
                                                 at the discretion of    President - Legal of Pioneer;
                                                 the Board               Secretary/Clerk of most of
                                                                         PIM-USA's subsidiaries; and
                                                                         Secretary of all of the Pioneer
                                                                         Funds since September 2003
                                                                         (Assistant Secretary from November
                                                                         2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant           Since 2003. Serves      Vice President and Senior Counsel     None
                             Secretary           at the discretion of    of Pioneer since July 2002 and
                                                 the Board               Assistant Secretary of all of the
                                                                         Pioneer Funds since September 2003;
                                                                         Vice President and Senior Counsel
                                                                         of BISYS Fund Services, Inc. (April
                                                                         2001 to June 2002); Senior Vice
                                                                         President and Deputy General
                                                                         Counsel of Funds Distributor, Inc.
                                                                         (July 2000 to April 2001)
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer           Since 2000. Serves      Vice President - Fund Accounting,     None
                                                 at the discretion of    Administration and Controllership
                                                 the Board               Services of Pioneer; and Treasurer
                                                                         of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant           Since 2004. Serves      Deputy Treasurer of Pioneer since     None
                             Treasurer           at the discretion of    2004 and Assistant Treasurer of all
                                                 the Board               of the Pioneer Funds since November
                                                                         2004; Treasurer and Senior Vice
                                                                         President, CDC IXIS Asset
                                                                         Management Services from 2002 to
                                                                         2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service      Principal Occupation During Past      Other Directorships
Name and Age                 With the Fund         and Term of Office     Five Years                            Held by this Officer
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves     Assistant Vice President - Fund       None
                                                   at the discretion of   Accounting, Administration and
                                                   the Board              Controllership Services of Pioneer;
                                                                          and Assistant Treasurer of all of
                                                                          the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2002. Serves     Fund Accounting Manager - Fund        None
                                                   at the discretion of   Accounting, Administration and
                                                   the Board              Controllership Services of Pioneer;
                                                                          and Assistant Treasurer of all of
                                                                          the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (33)  Assistant Treasurer   Since 2003. Serves     Fund Administration Manager - Fund    None
                                                   at the discretion of   Accounting, Administration and
                                                   the Board              Controllership Services since June
                                                                          2003 and Assistant Treasurer of all
                                                                          of the Pioneer Funds since September
                                                                          2003; Assistant Vice President -
                                                                          Mutual Fund Operations of State
                                                                          Street Corporation from June 2002 to
                                                                          June 2003 (formerly Deutsche Bank
                                                                          Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)       Chief Compliance      Since January 2007.    Chief Compliance Officer of Pioneer
                             Officer               Serves at the discre-  since December 2006 and of all the
                                                   tion of the Board      Pioneer Funds since January 2007;
                                                                          Vice President and Compliance
                                                                          Officer, MFS Investment Management
                                                                          (August 2005 to December 2006);
                                                                          Consultant, Fidelity Investments
                                                                          (February 2005 to July 2005);
                                                                          Independent Consultant (July 1997
                                                                          to February 2005)
------------------------------------------------------------------------------------------------------------------------------------

*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


46
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014


     Our toll-free fax                                          1-800-225-4240


     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)


     Visit our web site:                            www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $40,475 in 2007 and $33,915 in 2006.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended September 30, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,820 and $7,515 in 2007 and 2006, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended September 30, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.